ACCOUNT RECEIVABLES - THIRD PARTIES, NET	6 Months Ended
Jun. 30, 2025
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
ACCOUNT RECEIVABLES - THIRD PARTIES, NET

3.ACCOUNT RECEIVABLES - THIRD PARTIES, NET

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Accounts receivable-third parties	55,402	120,631
Less: Allowance for credit losses	(1,209)	(3,555)

Total	54,193	117,076

Provisions of allowance for credit losses recognized in general and administrative expenses were reversal of US$2,479 and accrual of US$308 for the six months ended June 30, 2025 and 2024, respectively.